SHAREHOLDERS' EQUITY (Schedule Of Share Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation income	$ 12,845	$ 1,557	$ 1,947
Cost of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation income	520	94	25
Research and Development Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation income	2,264	179	63
Selling and Marketing Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation income	9,398	1,158	1,817
General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation income	$ 663	$ 126	$ 42